Investment Securities - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2014 Security	Dec. 31, 2013 Security	Dec. 31, 2012	Aug. 31, 2009	Jan. 14, 2014 Agency
Schedule of Available-for-sale Securities [Line Items]
Number of securities prior to maturity			4	2
Gross proceed from sale of securities			$ 18,300,000	$ 1,500,000
Gross realized gains			50,000	11,000
Number of securities matured				3
Aggregate value of securities matured				10,200,000
Proceeds paid off on maturity of security			10,000,000
Number of securities paid off			1
OTTI credit related charge			0	0
Cumulative OTTI balance		10,200,000	10,200,000
OTTI charges recognized in earnings			0	0	0
Gross unrealized loss in the category of 12 months or longer		4,879,000	4,879,000	6,142,000
Less than 12 months estimated fair value		31,511,000	31,511,000	292,077,000
12 Months or Longer Estimated Fair Value		92,543,000	92,543,000	20,335,000
Future default rate		3.60%	3.60%
Period of time with no recovery rate			3 years
Deferred dividends paid by the issuer	590,000
Quarterly dividend payment		25,000
Amortized cost of investment securities pledged to secure public deposits		28,000,000	28,000,000
Estimated fair value of investment securities pledged to secure public deposits		29,800,000	29,800,000
Amortized cost of investment securities pledged as collateral on secured borrowings		156,500,000	156,500,000
Estimated fair value of investment securities pledged as collateral on secured borrowings		157,900,000	157,900,000
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category of 12 months or longer		187,000	187,000	562,000
Number of investment securities in unrealized loss less than 12 months		1	1
Less than 12 months estimated fair value		4,800,000	4,800,000
12 Months or Longer Estimated Fair Value		4,786,000	4,786,000	4,407,000
U.S. Government Agency Securities [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category			12 months
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category of 12 months or longer		1,016,000	1,016,000	921,000
Number of investment securities in unrealized loss less than 12 months		2	2
Less than 12 months estimated fair value		7,801,000	7,801,000	246,348,000
Less than 12 months gross unrealized loss		35,000	35,000
Gross unrealized loss in the category of 12 months or longer		1,000,000	1,000,000
12 Months or Longer Estimated Fair Value		33,453,000	33,453,000	7,961,000
Number of investment securities in unrealized loss position of twelve months or longer		6	6
U.S. Government Agency Mortgage-Backed Securities [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category			12 months
U.S. Government Agency Mortgage-Backed Securities [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category			12 months
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cumulative OTTI balance		1,200,000	1,200,000
Gross unrealized loss in the category of 12 months or longer		2,604,000	2,604,000	4,659,000
12 Months or Longer Estimated Fair Value		9,410,000	9,410,000	7,967,000
Number of investment securities in unrealized loss position of twelve months or longer		2	2
Gross unrealized loss in the category of 12 months or longer			2,600,000
Number of Non-rated single issuer security			1
Non-rated single issuer security with amortized cost		3,200,000	3,200,000
Investment grade rated pooled security with an amortized cost		8,800,000	8,800,000
Non-rated single issuer security with estimated fair value		3,200,000	3,200,000
Investment grade rated pooled security with estimated fair value		6,200,000	6,200,000
Number of investment grade rated pooled security			1
Security with principal coverage			3.3
Number of federal agencies							5
Non-rated single issuer trust preferred security, permitted period for deferment on dividend						5 years
Trust Preferred Securities [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category			12 months
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category of 12 months or longer		1,072,000	1,072,000
Less than 12 months estimated fair value		23,710,000	23,710,000	45,729,000
Less than 12 months gross unrealized loss		256,000	256,000
12 Months or Longer Estimated Fair Value		44,894,000	44,894,000
Collateralized Loan Obligations [Member] | AAA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss position of twelve months or longer		3	3
Collateralized Loan Obligations [Member] | AA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss position of twelve months or longer		5	5
Collateralized Loan Obligations [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized loss in the category			12 months
Collateralized Loan Obligations [Member] | Maximum [Member] | AAA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss less than 12 months		3	3
Collateralized Loan Obligations [Member] | Maximum [Member] | AA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss less than 12 months		1	1
Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross proceed from sale of securities				199,600,000
Gross realized gains				$ 3,500,000
Number of available for sale securities sold prior to maturity				42